Loss Per Common Share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Loss Per Common Share	Loss Per Common Share

Loss per common share is calculated using net loss for the year and the weighted average number of common shares outstanding for the year ended December 31, 2021 of 53,513,225 (2020 - 40,338,789; 2019 - 22,137,990). The effect of any potential exercise of our stock options and warrants outstanding during the year has been excluded from the calculation of diluted loss per common share, as it would be anti-dilutive.